Document and Entity Information	Mar. 12, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001834045
Document Type	8-K
Document Period End Date	Mar. 12, 2024
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-40016
Entity Tax Identification Number	87-1005902
Entity Address, Address Line One	205 Concourse Boulevard
Entity Address, City or Town	Santa Rosa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95403
City Area Code	(877)
Local Phone Number	289-9463
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, no par value per share
Trading Symbol	VWE
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	VWEWW
Security Exchange Name	NASDAQ